Leases - Schedule of Supplemental Cash Flow Information (Details) $ in Thousands	3 Months Ended
Mar. 31, 2019 USD ($)
Leases [Abstract]
Operating cash flows from operating leases	$ 287
Operating cash flows from finance leases	33
Financing cash flows from finance leases	184
Right-of-use assets obtained in exchange for lease obligations, operating lease	323
Right-of-use assets obtained in exchange for lease obligations, finance lease	$ 145